SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Warrant Liability (Q1) (Details) - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Warrant Liability [Abstract]
Change in fair value of warrant liability	$ (78,220,000)	$ 195,000	$ 4,645,000	$ (50,420,000)